Significant Accounting Policies - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life (Details)	Dec. 31, 2024
Leasehold improvements [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	10 years	[1]
Minimum [Member] | Laboratory equipment [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	15 years
Minimum [Member] | Office, furniture and equipment [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	6 years
Minimum [Member] | Computers and Cars [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	20 years
Minimum [Member] | Manufacturing plant [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	10 years	[2]
Maximum [Member] | Laboratory equipment [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	33 years
Maximum [Member] | Office, furniture and equipment [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	33 years
Maximum [Member] | Computers and Cars [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	33 years
Maximum [Member] | Manufacturing plant [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Laboratory equipment	12 years 6 months	[2]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the expected life of the improvement.

As a result of exercising the option to extend the lease period on December 24, 2024, the company revaluated the useful life of the Leasehold improvements and Manufacturing plant to be in accordance with the lease period. (note 6).
[2]	As of April 2024, the manufacturing plant has completed its validation process, which enabled the commencement of production activities. Accordingly, the depreciation of the manufacturing plant has begun. And will be recognized over its useful life of 8 years.